Supplement dated December 12, 2014
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated May 1, 2014

(as supplemented on June 17, 2014, July 15, 2014, and November 12, 2014)
(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

ACCOUNT SUMMARIES

BALANCED ACCOUNT

Delete the information under the Sub-Advisor(s) and Portfolio Manager(s) heading and substitute:

Principal Global Investors, LLC

•	Matthew Annenberg (since 2014), Managing Director, Asset Allocation

•	Scott Smith (since 2014), Portfolio Manager

LARGECAP BLEND ACCOUNT II

On December 9, 2014, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the acquisition of the assets of the LargeCap Blend Account II by the Principal Capital Appreciation Account (the “Proposed Merger”). The Proposed Merger will be submitted for shareholder vote at a Special Meeting of Shareholders of LargeCap Blend Account II tentatively scheduled for April 10, 2015. Additional information about the Proposed Merger will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of LargeCap Blend Account II in March 2015. If shareholders approve, the Proposed Merger is expected to occur on or about April 17, 2015.

PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
PRINCIPAL LIFETIME 2010 ACCOUNT
PRINCIPAL LIFETIME 2020 ACCOUNT
PRINCIPAL LIFETIME 2030 ACCOUNT
PRINCIPAL LIFETIME 2040 ACCOUNT
PRINCIPAL LIFETIME 2050 ACCOUNT
PRINCIPAL LIFETIME 2060 ACCOUNT

Under the Sub-Advisor(s) and Portfolio Manager(s) heading, delete references to Dirk Laschanzky.

SMALLCAP GROWTH ACCOUNT II

On December 9, 2014, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Account II by the SmallCap Blend Account (the “Proposed Merger”). The Proposed Merger will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Account II tentatively scheduled for April 10, 2015. Additional information about the Proposed Merger will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Account II in March 2015. If shareholders approve, the Proposed Merger is expected to occur on or about April 17, 2015.

SMALLCAP VALUE ACCOUNT I

On December 9, 2014, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the acquisition of the assets of the SmallCap Value Account I by the SmallCap Blend Account (the “Proposed Merger”). The Proposed Merger will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Value Account I tentatively scheduled for April 10, 2015. Additional information about the Proposed Merger will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Value Account I in March 2015. If shareholders approve, the Proposed Merger is expected to occur on or about April 17, 2015.

MANAGEMENT OF THE FUNDS

Delete all references to Dirk Laschanzky.

The Sub-Advisors

Under Sub-Advisor: Principal Global Investors, LLC, add:

Scott Smith has been with PGI since 1999. He earned a bachelor’s degree in Finance from Iowa State University.

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